Related Party Transactions - Summary of Significant Related Party Transactions (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Subcontracting fee	$ 17	$ 41,183